Changes in Accumulated Other Comprehensive (Income) Loss (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Changes in Accumulated Other Comprehensive Income
Schedule of changes in accumulated other comprehensive loss

The following table presents the changes in accumulated other comprehensive loss by component for the three and nine months ended September 30, 2014 (in thousands):

Three Months Ended September 30, 2014	Pension Plan	Derivatives	Total
Balance at June 30, 2014	$(720)	$(9,985)	$(10,705)
Other comprehensive income before reclassifications of gain (loss)	(467)	1,929	1,462
Amount of gain (loss) reclassified from accumulated other comprehensive income	(128)	—	(128)
Total comprehensive income	(595)	1,929	1,334
Balance at September 30, 2014	$(1,315)	$(8,056)	$(9,371)

Nine Months Ended September 30, 2014	Pension Plan	Derivatives	Total
Balance at December 31, 2013	$(454)	$(10,856)	$(11,310)
Other comprehensive income before reclassifications of gain (loss)	(477)	2,800	2,323
Amount of gain (loss) reclassified from accumulated other comprehensive income	(384)	—	(384)
Total comprehensive income	(861)	2,800	1,939
Balance at September 30, 2014	$(1,315)	$(8,056)	$(9,371)

The following table presents the changes in accumulated other comprehensive loss by component (in thousands):

	Pension Plan	Derivatives	Total
Balance at December 31, 2011	$(3,118)	$(17,377)	$(20,495)
Other comprehensive income before reclassifications of gain (loss)	(1,666)	2,591	825
Amount of gain (loss) reclassified from accumulated other comprehensive income	(100)	—	—

Total comprehensive income	(1,766)	2,591	825
Balance at December 31, 2012	(4,884)	(14,786)	(19,670)
Other comprehensive income before reclassifications of gain (loss)	4,540	3,930	8,360
Amount of gain (loss) reclassified from accumulated other comprehensive income	(110)	—	—

Total comprehensive income	4,430	3,930	8,360

Balance at December 31, 2013	$(454)	$(10,856)	$(11,310)